Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Inventories
10.	INVENTORIES

	December 31,	December 31,
	2019	2018
Stockpile	$1,184	$688
Ore in process	54,963	61,612
Finished metal inventory	3,026	4,883
Supplies	3,776	4,196
	62,949	71,379
Less: non-current ore in process	-	7,081
Current portion	$62,949	$64,298

The costs of inventories recognized as an expense, including inventory impairment expense (note 8(a)), for the year ended December 31, 2019, was $101,193 (years ended December 31, 2018 and 2017 - $100,460 and $68,145, respectively) and are included in cost of sales as costs of contract mining, crushing and gold recovery costs, change in inventories and depreciation and depletion.